Cromwell Marketfield L/S Fund
Investor Class (MFADX)
Institutional Class (MFLDX)

Supplement dated April 5, 2024, to the Statutory Prospectus and
Statement of Additional Information (“SAI”), each dated April 30, 2023, as previously supplemented

Effective immediately, Michael Shaoul, PhD. is no longer a portfolio manager for the Fund. All references in the Prospectus and Statement of Additional Information to Mr. Shaoul should be disregarded.

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Please retain this Supplement with your Prospectus and SAI for reference.